Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Entity Filer Category	Smaller Reporting Company